Land Use Right, Net (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2023 USD ($) m²	Mar. 31, 2022 USD ($)	Mar. 31, 2023 CNY (¥) m²
Land Use Right, Net [Line Items]
Amortization expense | $	$ 2,501	$ 2,741
land use right (in Square Meters)	11,205.83		11,205.83
Carrying value	$ 200,000		¥ 1.6
Changzhou Zhongjin [Member]
Land Use Right, Net [Line Items]
land use right (in Square Meters)	16,595.64		16,595.64